SASCO 2006-S3

Credit Risk Management Report

September 2006

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security. The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3
Executive Summary
September 2006

Transaction Summary

Closing Date:                   08/30/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS0

Collateral Summary
                        Closing Date    9/25/2006       9/25/2006 Balance as a
                                                        Percentage of Closing
                                                        Date Balance

Collateral Balance      $440,784,003    $425,272,241    96.48%

Loan Count              7,528           7,326           97.32%

0 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Value Added

Total Value Added for SASCO 2006-S3 as of 9/25/2006

        Issues          Amount Recovered
        0               $0

Collateral Statistics
                                Loan Count      Summed Balance
First Payment Defaults          22              $2,255,760
Early Payment Defaults*         34              $2,620,646

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
                                        Loan Count      Summed Balance
Total Outstanding Second Lien Loans     7,406           $430,601,910
30+ Days Delinquent                     56              $4,854,096
60+ Days Delinquent                     12              $800,725

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

9/25/2006       $439,856,691            $14,210,413             3.23

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

9/25/2006       $0                      $0                      $0

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

9/25/2006       $0                      0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two

Loan-Level Report

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Loan-Level Report
Mortgage Data Through: August 31, 2006

Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$82,585 8564958 IL
715
3/1/2006
5/1/2006
BPO 25.00%
26.49% 86.47%
4/1/2008 6
Monitor
$382,000
$360,000
$95,500
$95,370 8/8/2006
Default Reason: (Unknown)
$267,400
100.76%
9/27/2006 This loan was added to the Watchlist because it is an early payment default. The most recent BPO performed on 8/8/2006 valued the property at $360,000, a $22,000 or six percent value decrease. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower continue to not make payments.
$183,800 8566647 CA
768
6/1/2006
5/1/2006
(Unknown) 19.87%
0.00% 100.00%
8/1/2007 6
Monitor
$925,000
$0
$183,800
$183,800 Unknown
Default Reason: (Unknown)
$735,200
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$200,000 8567488 FL
687
7/1/2006
6/1/2006
(Unknown) 23.52%
0.00% 100.00%
11/1/2007 3
Monitor
$850,000
$0
$200,000
$200,000 Unknown
Default Reason: (Unknown)
$650,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$97,000 8567608 NJ
629
7/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 100.00%
3/1/2008 3
Monitor
$485,000
$0
$97,000
$97,000 Unknown
Default Reason: (Unknown)
$388,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$138,000 8567869 CA
637
7/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 100.00%
9/1/2007 3
Monitor
$690,000
$0
$138,000
$138,000 Unknown
Default Reason: (Unknown)
$552,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$145,940 8568033 FL
697
7/1/2006
6/1/2006
(Unknown) 19.99%
0.00% 100.00%
11/1/2007 3
Monitor
$730,000
$0
$145,940
$145,940 Unknown
Default Reason: (Unknown)
$583,760
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: August 31, 2006
 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$170,000 8568093 NJ
708
7/1/2006
6/1/2006
(Unknown) 18.88%
0.00% 100.00%
3/1/2008 3
Monitor
$900,000
$0
$170,000
$170,000 Unknown
Default Reason: (Unknown)
$680,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$115,000 8568282 CA
719
7/1/2006
6/1/2006
(Unknown) 20.53%
0.00% 100.00%
9/1/2007 3
Monitor
$560,000
$0
$115,000
$115,000 Unknown
Default Reason: (Unknown)
$445,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$137,000 8568349 CA
662
7/1/2006
6/1/2006
(Unknown) 20.00%
0.00% 100.00%
9/1/2007 3
Monitor
$685,000
$0
$137,000
$137,000 Unknown
Default Reason: (Unknown)
$548,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$131,880 8568683 TX
634
7/1/2006
6/1/2006
(Unknown) 19.68%
0.00% 100.00%
8/1/2007 3
Monitor
$670,000
$0
$131,880
$131,880 Unknown
Default Reason: (Unknown)
$527,520
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$140,000 8568810 FL
672
7/1/2006
6/1/2006
(Unknown) 19.71%
0.00% 100.00%
11/1/2007 3
Monitor
$710,000
$0
$140,000
$140,000 Unknown
Default Reason: (Unknown)
$560,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$28,803 8570206 KY
581
4/1/2006
5/1/2006
BPO 20.00%
19.86% 99.66%
12/1/2007 6
Monitor
$144,500
$145,000
$28,900
$28,803 8/2/2006
Default Reason: (Unknown)
$115,600
99.58%
9/27/2006 This loan was added to the Watchlist because it is an early payment default. Additionally, the most recent BPO was performed on 8/2/2006 and valued the property at $145,000, a $500 increase since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
SASCO 2006-S3 Loan-Level Report Mortgage Data Through: August 31, 2006
 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV
$24,089 8570222 GA
618
4/1/2006
5/1/2006
BPO 19.43%
19.02% 87.27%
6/1/2007 6
Monitor
$142,000
$145,000
$27,600
$27,585 8/7/2006
Default Reason: (Unknown)
$110,400
95.16%
9/27/2006 This loan was added to the Watchlist because it is an early payment. The most recent BPO, dated 8/7/2006 valued the property at $145,000, a $3,000 increase since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
$24,675 8570263 TX
720
4/1/2006
6/1/2006
BPO 19.91%
21.08% 99.90%
8/1/2007 3
Monitor
$124,000
$117,000
$24,699
$24,675 6/19/2006
Default Reason: (Unknown)
$98,797
105.53%
9/27/2006 This loan was added to the Watchlist because the borrower is 30-days delinquent. A BPO, dated 6/19/2006 valued the property at $117,000, a $7,000 or six percent value decrease since origination. Clayton will continue to monitor this loan to ensure that the servicer takes the proper course of action if the borrower remains delinquent.
$183,000 8570970 FL
787
6/1/2006
5/1/2006
(Unknown) 15.00%
0.00% 100.00%
10/1/2007 6
Monitor
$1,220,000
$0
$183,000
$183,000 Unknown
Default Reason: (Unknown)
$976,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.
$200,000 8571142 FL
635
7/1/2006
6/1/2006
(Unknown) 19.92%
0.00% 100.00%
11/1/2007 3
Monitor
$1,004,000
$0
$200,000
$200,000 Unknown
Default Reason: (Unknown)
$800,000
0.00%
9/27/2006 This loan was added to the Watchlist because it is a first payment default and has a high loan balance. Clayton will continue to monitor this loan for borrower payments.

 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three

Prepayment Penalty Analysis

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Prepayment Penalty Analysis

Trustee Remittance Date: September 25, 2006

Total Cash Flows

Trustee Remittance Date
                     9/25/2006

Amount Remitted
to the Trust         $0

Amount Remitted
by the Servicers     $0

Difference           $0


Total Collections by the Servicers

Total Paid-Off
Loans                202

Total Paid-Off
Loans with
Prepayment Flags     0

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0

Liquidated out
of REO Status        0

Acceleration of
Debt                 0

Loss Mitigation
(Short Sales,
Charge Offs)         0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0

Total Paid-Off
Loans with Active
Prepayment Flags     0


Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             0


Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             0

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted             0

Total Loans with
Penalties Remitted   0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.00%

Penalties Remitted
for loans with
Active Prepayment
Flags                N/A

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Four

Loss Report

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Historical Monthly Losses
Losses Through: August 31, 2006

Date            Loan Loss Amount        Loss Percentage

9/25/2006       $0                      0.00%

Totals:         $0                      0.00%


*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five

Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 FICO Distribution by Status
Mortgage Data Through: August 31, 2006

FICO    Delinquency     Percentage

550     Current         0
560     Current         0.001
570     Current         0.001
580     Current         0.002
580     Delinquent      0.029
590     Current         0.004
590     Delinquent      0.015
600     Current         0.003
600     Delinquent      0.044
610     Current         0.005
610     Delinquent      0.015
620     Current         0.027
620     Delinquent      0.074
620     Paid Off        0.008
630     Current         0.053
630     Delinquent      0.059
630     Paid Off        0.025
640     Current         0.069
640     Delinquent      0.103
640     Paid Off        0.033
650     Current         0.073
650     Delinquent      0.029
650     Paid Off        0.057
660     Current         0.089
660     Delinquent      0.044
660     Paid Off        0.066
670     Current         0.102
670     Delinquent      0.103
670     Paid Off        0.098
680     Current         0.09
680     Delinquent      0.044
680     Paid Off        0.098
690     Current         0.076
690     Delinquent      0.074
690     Paid Off        0.131
700     Current         0.067
700     Delinquent      0.088
700     Paid Off        0.074
710     Current         0.061
710     Delinquent      0.103
710     Paid Off        0.016
720     Current         0.052
720     Delinquent      0.088
720     Paid Off        0.033
730     Current         0.041
730     Delinquent      0.015
730     Paid Off        0.041
740     Current         0.044
740     Paid Off        0.041
750     Current         0.037
750     Paid Off        0.074
760     Current         0.028
760     Paid Off        0.082
770     Current         0.026
770     Delinquent      0.044
770     Paid Off        0.025
780     Current         0.02
780     Paid Off        0.016
790     Current         0.013
790     Delinquent      0.029
790     Paid Off        0.033
800     Current         0.01
800     Paid Off        0.033
810     Current         0.006
810     Paid Off        0.016
820     Current         0.001

Status          # of Loans      Average         Std. Deviation
Current         7,338           689             45.594
Delinquent      68              673             48.832
Paid Off        122             707             47.48
Total:          7,528

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Loan-to-Value Distribution by Status
Mortgage Data Through: August 31, 2006

LTV     Delinquency     Percentage
0       Current         0.006
0       Paid Off        0.016
0.1     Paid Off        0.287
0.1     Current         0.24
0.1     Delinquent      0.088
0.2     Current         0.732
0.2     Paid Off        0.615
0.2     Delinquent      0.882
0.3     Paid Off        0.074
0.3     Delinquent      0.029
0.3     Current         0.022
0.4     Paid Off        0.008
0.4     Current         0.001
0.5     Current         0
0.6     Current         0

Status          # of Loans      Average         Std. Deviation
Current         7,338           0.946           0.067
Delinquent      68              0.971           0.047
Paid Off        122             0.918           0.08
Total:          7,528

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Balance Distribution by Status
Mortgage Data Through: August 31, 2006

Balance Delinquency     Percentage
0       Current         0.001
10000   Current         0.045
10000   Delinquent      0.015
20000   Current         0.092
20000   Delinquent      0.044
30000   Current         0.199
30000   Delinquent      0.176
40000   Current         0.151
40000   Delinquent      0.103
50000   Current         0.121
50000   Delinquent      0.103
60000   Current         0.091
60000   Delinquent      0.088
70000   Current         0.073
70000   Delinquent      0.015
80000   Current         0.044
90000   Current         0.043
90000   Delinquent      0.044
100000  Current         0.036
100000  Delinquent      0.059
110000  Current         0.025
110000  Delinquent      0.074
120000  Current         0.024
120000  Delinquent      0.044
130000  Current         0.011
130000  Delinquent      0.044
140000  Current         0.007
140000  Delinquent      0.059
150000  Current         0.008
150000  Delinquent      0.015
160000  Current         0.004
170000  Current         0.003
170000  Delinquent      0.044
180000  Current         0.004
180000  Delinquent      0.029
190000  Current         0.003
200000  Current         0.003
200000  Delinquent      0.029
210000  Current         0.001
220000  Current         0.001
220000  Delinquent      0.015
230000  Current         0.001
240000  Current         0.001
250000  Current         0.001
260000  Current         0.001
270000  Current         0
280000  Current         0
290000  Current         0
300000  Current         0.001
310000  Current         0
320000  Current         0
330000  Current         0
350000  Current         0
360000  Current         0
370000  Current         0.001
380000  Current         0.001
390000  Current         0
400000  Current         0.002

Status          # of Loans      Average         Std. Deviation
Current         7,338           57,910.48       44,233.89
Delinquent      68              83,159.13       54,349.91
Total:          7,406

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Mortgage Term Distribution by Status
Mortgage Data Through: August 31, 2006

Mortgage Term   Delinquency     Percentage
180             Current         0.642
180             Delinquent      0.647
180             Paid Off        0.672
240             Paid Off        0.008
240             Delinquent      0.015
240             Current         0.007
360             Current         0.351
360             Delinquent      0.338
360             Paid Off        0.32

# of Loans      Other   120     180     240     360
7,528           0       0       4,837   50      2641

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Mortgage Purpose Distribution
Mortgage Data Through: August 31, 2006

Origination Statistics                  Current Loans

Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       812     10.8%           refinance       796     10.8%

Purchase        6,488   86.2%           Purchase        6,317   86.1%

Rate/term                               Rate/term
refinance       228     3.0%            refinance       225     3.1%

Total           7,528   100%            Total           7,338   100%



Delinquent Loans                        Paid Off Loans

Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       5       7.4%            refinance       11      9.0%

Purchase        61      89.7%           Purchase        110     90.2%

Rate/term                               Rate/term
refinance       2       2.9%            refinance       1       0.8%

Total           68      100%            Total           122     100%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Ownership Distribution by Status
Mortgage Data Through: August 31, 2006

Ownership Type  Delinquency     Percentage
Investment Home Current         0.14
Investment Home Delinquent      0.044
Investment Home Paid Off        0.131
Primary Home    Current         0.751
Primary Home    Delinquent      0.897
Primary Home    Paid Off        0.672
Second Home     Current         0.109
Second Home     Delinquent      0.059
Second Home     Paid Off        0.197

Title           # of Loans
Investment Home 1,044
Primary Home    5,653
Second Home     831
Total:          7,528

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Delinquent Balance Over Time
Mortgage Data Through: August 31, 2006

AsOfDate        30 Days         60 Days         90 Days Foreclosure     REO
8/31/2006       4854096.37      800724.7        0       0               0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Delinquent Count Over Time
Mortgage Data Through: August 31, 2006

AsOfDate        30 Days 60 Days 90 Days Foreclosure     REO
8/31/2006       56      12      0       0               0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S3 Conditional Prepayment Rates
Mortgage Data Through: August 31, 2006

Date       Distribution   CPR      3-Month MA    6-Month MA     12-Month MA
           Date

8/31/2006  9/25/2006      33.06%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.